Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
REVENUE AND OTHER INCOME
Revenue from contracts with customers	$ 3,189.9	$ 3,512.3	[1]
Commodity derivative gains (losses)	163.8	(473.4)	[1]
Other income	13.4	59.0	[1]
Revenue and other income	3,367.1	3,097.9	[1]
EXPENSES
Operating	770.5	628.2	[1]
Purchased product	68.6	102.9	[1]
Transportation	174.3	131.0	[1]
General and administrative	126.5	78.4	[1]
Interest	129.4	63.6	[1]
Foreign exchange gain (loss)	(10.0)	18.8	[1]
Share-based compensation	38.7	38.8	[1]
Depletion, depreciation and amortization	894.7	807.2	[1]
Impairment (impairment reversal)	93.8	(357.3)	[1]
Accretion and financing	27.5	24.5	[1]
Total Expenses	2,314.0	1,536.1	[1]
Net income before tax from continuing operations	1,053.1	1,561.8	[1]
Tax expense (recovery)
Current	(0.7)	0.0	[1]
Deferred	254.4	415.1	[1]
Net income from continuing operations	799.4	1,146.7	[1]
Net income (loss) from discontinued operations	(229.1)	336.7	[1]
Net income	570.3	1,483.4	[1]
Items that may be subsequently reclassified to profit or loss
Foreign currency translation of foreign operations	1.3	90.7	[1]
Reclassification of cumulative foreign currency translation of discontinued foreign operations	(621.7)	0.0	[1]
Comprehensive income (loss)	$ (50.1)	$ 1,574.1	[1]
Net income (loss) per share
Continuing operations - basic (in cad per share)	$ 1.47	$ 2.03	[1]
Discontinued operations - basic (in cad per share)	(0.42)	0.59	[1]
Net income (loss) per share - basic (in cad per share)	1.05	2.62	[1]
Continuing operations - diluted (in cad per share)	1.46	2.01	[1]
Discontinued operations - diluted (in cad per share)	(0.42)	0.59	[1]
Net income (loss) per share - diluted (in cad per share)	$ 1.04	$ 2.60	[1]
Weighted average shares outstanding
Basic (in shares)	545,644,234	566,710,644
Diluted (in shares)	548,328,707	571,068,066
Oil and gas sales
REVENUE AND OTHER INCOME
Revenue from contracts with customers	$ 3,499.0	$ 3,847.0	[1]
Purchased product sales
REVENUE AND OTHER INCOME
Revenue from contracts with customers	66.2	100.8	[1]
Royalties
REVENUE AND OTHER INCOME
Revenue from contracts with customers	$ (375.3)	$ (435.5)	[1]

[1]	Comparative period revised to reflect current period presentation. See Note 9 - "Discontinued Operations" for additional information.